LVIP SSGA International Index Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.29%
Australia–7.06%
Ampol Ltd.	36,977	$803,573
ANZ Group Holdings Ltd.	429,693	7,089,116
APA Group	183,107	977,148
Aristocrat Leisure Ltd.	86,285	2,266,233
ASX Ltd.	28,123	1,032,826
Aurizon Holdings Ltd.	239,840	538,176
BHP Group Ltd.	724,472	20,611,616
BlueScope Steel Ltd.	67,938	849,153
Brambles Ltd.	192,367	1,771,131
Cochlear Ltd.	9,826	1,613,016
Coles Group Ltd.	197,547	1,976,320
Commonwealth Bank of Australia	239,623	15,401,938
Computershare Ltd.	83,685	1,396,785
CSL Ltd.	68,984	11,123,798
Dexus	163,522	767,496
Endeavour Group Ltd.	226,771	768,379
Fortescue Metals Group Ltd.	240,318	3,232,400
Goodman Group	239,278	3,299,949
GPT Group	276,819	694,125
IDP Education Ltd.	30,325	416,856
IGO Ltd.	109,449	890,887
Insurance Australia Group Ltd.	374,869	1,369,005
†James Hardie Industries PLC	60,160	1,577,752
Lendlease Corp. Ltd.	100,119	462,187
Lottery Corp. Ltd.	341,175	1,035,372
Macquarie Group Ltd.	52,694	5,682,626
Medibank Pvt Ltd.	400,069	884,852
Mineral Resources Ltd.	26,452	1,150,205
Mirvac Group	572,334	783,802
National Australia Bank Ltd.	454,165	8,488,596
Newcrest Mining Ltd.	125,367	1,976,427
Northern Star Resources Ltd.	167,569	1,126,945
Orica Ltd.	64,283	644,346
Origin Energy Ltd.	250,261	1,412,749
Pilbara Minerals Ltd.	407,422	1,126,393
†Qantas Airways Ltd.	154,254	513,740
QBE Insurance Group Ltd.	217,717	2,199,104
Ramsay Health Care Ltd.	28,566	952,671
REA Group Ltd.	8,586	851,903
Reece Ltd.	31,830	381,265
Rio Tinto Ltd.	52,890	3,861,338
Santos Ltd.	471,652	2,395,664
Scentre Group	690,374	1,091,935
SEEK Ltd.	48,953	694,638
Sonic Healthcare Ltd.	66,342	1,271,107
South32 Ltd.	666,356	1,460,292
Stockland	347,397	875,567
Suncorp Group Ltd.	183,630	1,649,367
Telstra Group Ltd.	557,334	1,379,601
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Transurban Group	438,495	$3,577,696
Treasury Wine Estates Ltd.	110,429	875,434
Vicinity Ltd.	520,528	567,271
Washington H Soul Pattinson & Co. Ltd.	31,462	659,247
Wesfarmers Ltd.	162,547	5,524,377
Westpac Banking Corp.	503,549	6,847,456
WiseTech Global Ltd.	22,498	940,954
Woodside Energy Group Ltd.	272,471	6,392,509
Woolworths Group Ltd.	173,663	4,167,025
		154,372,339
Austria–0.19%
Erste Group Bank AG	49,949	1,733,178
OMV AG	21,394	1,025,084
Verbund AG	10,993	895,502
Voestalpine AG	16,857	460,522
		4,114,286
Belgium–0.79%
Ageas SA	24,684	1,018,572
Anheuser-Busch InBev SA	125,112	6,945,743
D'ieteren Group	3,136	530,154
Elia Group SA	4,314	422,575
Groupe Bruxelles Lambert NV	15,566	1,161,217
KBC Group NV	35,135	2,196,843
Lotus Bakeries NV	58	471,555
Sofina SA	1,899	385,080
Solvay SA	10,974	1,216,497
UCB SA	17,059	1,398,483
Umicore SA	33,743	800,899
Warehouses De Pauw CVA	26,342	652,806
		17,200,424
Chile–0.04%
Antofagasta PLC	55,693	971,020
		971,020
China–0.02%
†Futu Holdings Ltd. ADR	8,800	508,728
		508,728
Denmark–3.01%
AP Moller - Maersk AS Class A	396	703,369
AP Moller - Maersk AS Class B	672	1,213,123
Carlsberg AS Class B	13,612	1,720,012
Chr Hansen Holding AS	15,645	958,955
Coloplast AS Class B	19,601	2,077,229
Danske Bank AS	95,946	2,235,288
†Demant AS	14,412	597,772
DSV AS	26,762	5,003,803
LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
†Genmab AS	9,359	$3,327,314
Novo Nordisk AS Class B	466,700	42,598,378
Novozymes AS Class B	27,314	1,102,325
Orsted AS	26,493	1,446,244
Pandora AS	13,904	1,441,950
ROCKWOOL AS Class B	1,524	369,958
Tryg AS	55,636	1,020,138
		65,815,858
Faeroe Islands–0.14%
†Vestas Wind Systems AS	143,927	3,092,173
		3,092,173
Finland–1.09%
Elisa Oyj	19,955	925,966
Fortum Oyj	65,803	764,925
Kesko Oyj Class B	43,495	780,367
Kone Oyj Class B	47,730	2,014,465
Metso Oyj	101,881	1,072,182
Neste Oyj	59,768	2,030,286
Nokia Oyj	740,804	2,794,511
Nordea Bank Abp	473,243	5,203,142
Orion Oyj Class B	15,299	602,029
Sampo Oyj Class A	67,994	2,945,915
Stora Enso Oyj Class R	85,154	1,070,446
UPM-Kymmene Oyj	79,595	2,732,409
Wartsila OYJ Abp	70,882	805,980
		23,742,623
France–11.27%
Accor SA	26,364	890,275
Aeroports de Paris SA	4,365	516,407
Air Liquide SA	74,902	12,657,753
Airbus SE	84,777	11,381,280
Alstom SA	41,473	990,950
Amundi SA	9,532	537,646
Arkema SA	8,586	849,295
AXA SA	262,456	7,819,432
BioMerieux	6,841	664,102
BNP Paribas SA	150,045	9,586,318
Bollore SE	133,119	716,367
Bouygues SA	30,110	1,054,972
Bureau Veritas SA	43,586	1,083,371
Capgemini SE	23,360	4,094,823
Carrefour SA	82,018	1,412,130
Cie de Saint-Gobain SA	66,151	3,978,082
Cie Generale des Etablissements Michelin SCA	95,849	2,945,848
Covivio SA	8,590	382,343
Credit Agricole SA	165,663	2,047,821
Danone SA	92,095	5,088,423
Dassault Aviation SA	3,721	701,831
Dassault Systemes SE	96,277	3,592,638
Edenred SE	34,156	2,140,686
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Eiffage SA	10,998	$1,046,952
Engie SA	256,162	3,935,121
EssilorLuxottica SA	42,165	7,362,659
Eurazeo SE	6,255	373,309
Gecina SA	6,125	626,520
Getlink SE	51,553	823,562
Hermes International SCA	4,567	8,352,272
Ipsen SA	5,394	708,289
Kering SA	10,753	4,910,103
Klepierre SA	30,880	758,410
La Francaise des Jeux SAEM	16,783	546,510
Legrand SA	37,802	3,489,046
L'Oreal SA	34,522	14,351,166
LVMH Moet Hennessy Louis Vuitton SE	39,489	29,909,520
Orange SA	257,885	2,960,967
Pernod Ricard SA	29,647	4,947,697
Publicis Groupe SA	31,515	2,390,988
Remy Cointreau SA	3,612	441,643
Renault SA	29,427	1,209,467
Safran SA	49,159	7,725,320
Sanofi	162,482	17,432,651
Sartorius Stedim Biotech	3,741	893,869
Schneider Electric SE	77,826	12,916,557
SEB SA	2,650	248,372
Societe Generale SA	104,893	2,555,647
Sodexo SA	11,685	1,204,759
Teleperformance SE	8,006	1,010,643
Thales SA	14,950	2,103,764
TotalEnergies SE	321,553	21,183,028
†Unibail-Rodamco-Westfield	156,636	794,891
Valeo SE	30,751	530,913
Veolia Environnement SA	94,032	2,726,963
Vinci SA	76,006	8,439,129
Vivendi SE	105,955	929,326
Wendel SE	3,842	304,850
†Worldline SA	35,854	1,010,212
		246,287,888
Germany–7.45%
adidas AG	23,084	4,066,455
Allianz SE	57,679	13,763,441
BASF SE	125,810	5,712,893
Bayer AG	141,672	6,807,625
Bayerische Motoren Werke AG	43,046	4,386,291
Bechtle AG	9,808	458,747
Beiersdorf AG	14,802	1,911,576
Brenntag SE	20,831	1,618,292
Carl Zeiss Meditec AG	6,394	559,868
Commerzbank AG	143,547	1,637,545
Continental AG	14,751	1,041,155
†Covestro AG	28,597	1,543,757
Daimler Truck Holding AG	71,204	2,470,704
LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†Delivery Hero SE	25,006	$718,310
Deutsche Bank AG	268,491	2,966,359
Deutsche Boerse AG	27,211	4,709,458
†Deutsche Lufthansa AG	80,787	641,103
Deutsche Post AG	142,344	5,799,256
Deutsche Telekom AG	463,529	9,736,633
E.ON SE	314,509	3,724,164
Evonik Industries AG	32,539	596,012
Fresenius Medical Care AG & Co. KGaA	28,813	1,244,090
Fresenius SE & Co. KGaA	60,412	1,881,628
GEA Group AG	21,086	779,369
Hannover Rueck SE	8,623	1,895,355
Heidelberg Materials AG	20,711	1,609,846
†HelloFresh SE	21,600	645,819
Henkel AG & Co. KGaA	13,459	849,787
Infineon Technologies AG	187,799	6,225,551
Knorr-Bremse AG	11,455	728,828
†LEG Immobilien SE	10,598	732,118
Mercedes-Benz Group AG	114,749	7,993,669
Merck KGaA	18,350	3,068,195
MTU Aero Engines AG	7,268	1,319,743
Muenchener Rueckversicherungs-Gesellschaft AG	19,517	7,616,139
Nemetschek SE	8,714	533,241
Puma SE	14,825	921,616
Rational AG	623	395,200
Rheinmetall AG	6,493	1,674,306
RWE AG	91,501	3,400,391
SAP SE	149,337	19,391,627
Scout24 SE	10,376	720,292
Siemens AG	108,689	15,588,888
Siemens Healthineers AG	39,545	2,006,830
Symrise AG	18,534	1,769,827
Talanx AG	9,134	579,415
Telefonica Deutschland Holding AG	120,269	215,527
Volkswagen AG	4,494	592,485
Vonovia SE	104,853	2,528,622
Wacker Chemie AG	2,632	377,471
†Zalando SE	33,152	740,606
		162,896,125
Hong Kong–2.43%
AIA Group Ltd.	1,652,200	13,471,286
BOC Hong Kong Holdings Ltd.	510,500	1,398,327
Budweiser Brewing Co. APAC Ltd.	260,900	515,073
CK Asset Holdings Ltd.	274,300	1,444,892
CK Hutchison Holdings Ltd.	397,660	2,127,705
CK Infrastructure Holdings Ltd.	76,500	361,939
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
CLP Holdings Ltd.	238,500	$1,764,930
ESR Group Ltd.	318,200	446,970
Galaxy Entertainment Group Ltd.	305,000	1,836,399
Hang Lung Properties Ltd.	314,000	429,843
Hang Seng Bank Ltd.	102,600	1,276,776
Henderson Land Development Co. Ltd.	236,149	622,719
HKT Trust & HKT Ltd.	581,592	607,515
Hong Kong & China Gas Co. Ltd.	1,738,358	1,212,041
Hong Kong Exchanges & Clearing Ltd.	173,308	6,475,577
Hongkong Land Holdings Ltd.	179,600	641,172
Jardine Matheson Holdings Ltd.	22,400	1,039,808
Link REIT	367,366	1,801,423
MTR Corp. Ltd.	244,157	966,532
New World Development Co. Ltd.	212,869	414,270
Power Assets Holdings Ltd.	213,000	1,030,871
Prudential PLC	393,878	4,271,311
†Sands China Ltd.	360,668	1,105,362
Sino Land Co. Ltd.	549,657	619,781
SITC International Holdings Co. Ltd.	235,000	394,920
Sun Hung Kai Properties Ltd.	204,505	2,188,434
Swire Pacific Ltd. Class A	68,500	462,297
Swire Properties Ltd.	160,961	335,860
Techtronic Industries Co. Ltd.	192,000	1,863,376
WH Group Ltd.	1,359,340	713,437
Wharf Real Estate Investment Co. Ltd.	228,000	880,736
Xinyi Glass Holdings Ltd.	251,692	325,906
		53,047,488
Ireland–0.89%
†AerCap Holdings NV	23,900	1,497,813
AIB Group PLC	205,982	927,719
Bank of Ireland Group PLC	147,090	1,444,696
CRH PLC	106,867	5,922,242
DCC PLC	14,132	794,705
†Flutter Entertainment PLC	24,931	4,082,901
Kerry Group PLC Class A	22,313	1,867,890
Kingspan Group PLC	20,993	1,574,947
Smurfit Kappa Group PLC	38,367	1,280,184
		19,393,097
Isle Of Man–0.05%
Entain PLC	91,345	1,039,606
		1,039,606
LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel–0.65%
Azrieli Group Ltd.	7,408	$380,274
Bank Hapoalim BM	173,582	1,546,546
Bank Leumi Le-Israel BM	234,449	1,942,609
†Check Point Software Technologies Ltd.	13,964	1,861,122
†CyberArk Software Ltd.	6,400	1,048,128
Elbit Systems Ltd.	4,111	814,825
†Global-e Online Ltd.	12,900	512,646
ICL Group Ltd.	95,041	524,446
Isracard Ltd.	1	2
Israel Discount Bank Ltd. Class A	186,199	1,009,226
Mizrahi Tefahot Bank Ltd.	24,502	889,784
†Nice Ltd.	8,854	1,510,128
†Teva Pharmaceutical Industries Ltd.	139,930	1,427,061
†Teva Pharmaceutical Industries Ltd. ADR	19,969	203,684
†Wix.com Ltd.	6,700	615,060
		14,285,541
Italy–2.24%
Amplifon SpA	17,201	511,384
Assicurazioni Generali SpA	146,157	2,992,367
CNH Industrial NV	142,497	1,738,558
Davide Campari-Milano NV	79,179	934,645
DiaSorin SpA	4,246	387,947
Enel SpA	1,170,072	7,199,682
Eni SpA	334,768	5,399,609
Ferrari NV	18,022	5,329,337
FinecoBank Banca Fineco SpA	94,627	1,152,011
Infrastrutture Wireless Italiane SpA	52,629	626,807
Intesa Sanpaolo SpA	2,222,457	5,733,251
Mediobanca Banca di Credito Finanziario SpA	77,756	1,030,060
Moncler SpA	28,587	1,664,716
†Nexi SpA	83,097	508,501
Poste Italiane SpA	82,911	873,772
Prysmian SpA	36,613	1,476,752
Recordati Industria Chimica e Farmaceutica SpA	16,947	801,079
Snam SpA	277,650	1,305,984
†Telecom Italia SpA	1,751,080	548,179
Tenaris SA	70,212	1,112,361
Terna - Rete Elettrica Nazionale	194,560	1,466,219
UniCredit SpA	259,481	6,235,664
		49,028,885
Japan–22.20%
Advantest Corp.	106,400	2,976,836
Aeon Co. Ltd.	89,300	1,770,284
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
AGC, Inc.	28,400	$996,585
Aisin Corp.	18,300	691,883
Ajinomoto Co., Inc.	63,900	2,464,665
†ANA Holdings, Inc.	24,500	513,641
Asahi Group Holdings Ltd.	69,500	2,599,739
Asahi Intecc Co. Ltd.	33,700	606,167
Asahi Kasei Corp.	194,400	1,222,675
Astellas Pharma, Inc.	256,600	3,561,218
Azbil Corp.	16,900	517,721
Bandai Namco Holdings, Inc.	83,200	1,693,619
BayCurrent Consulting, Inc.	20,300	678,931
Bridgestone Corp.	80,800	3,151,654
Brother Industries Ltd.	36,000	580,206
Canon, Inc.	141,600	3,415,873
Capcom Co. Ltd.	26,700	962,122
Central Japan Railway Co.	101,500	2,468,901
Chiba Bank Ltd.	80,000	582,173
Chubu Electric Power Co., Inc.	94,400	1,204,636
Chugai Pharmaceutical Co. Ltd.	99,700	3,084,936
Concordia Financial Group Ltd.	161,400	736,042
CyberAgent, Inc.	69,600	375,525
Dai Nippon Printing Co. Ltd.	29,700	773,106
Daifuku Co. Ltd.	46,200	874,752
Dai-ichi Life Holdings, Inc.	137,800	2,855,772
Daiichi Sankyo Co. Ltd.	266,700	7,327,825
Daikin Industries Ltd.	38,000	5,969,285
Daito Trust Construction Co. Ltd.	9,500	1,001,238
Daiwa House Industry Co. Ltd.	83,500	2,243,392
Daiwa House REIT Investment Corp.	315	556,056
Daiwa Securities Group, Inc.	202,900	1,171,862
Denso Corp.	246,000	3,952,396
Dentsu Group, Inc.	31,800	936,295
Disco Corp.	12,900	2,380,768
East Japan Railway Co.	41,900	2,398,652
Eisai Co. Ltd.	36,100	2,005,985
ENEOS Holdings, Inc.	409,460	1,616,304
FANUC Corp.	137,000	3,568,931
Fast Retailing Co. Ltd.	25,100	5,473,829
Fuji Electric Co. Ltd.	19,300	871,238
FUJIFILM Holdings Corp.	53,800	3,116,973
Fujitsu Ltd.	25,400	2,991,435
GLP J-Reit	669	598,537
GMO Payment Gateway, Inc.	5,200	284,532
LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hakuhodo DY Holdings, Inc.	33,300	$273,972
Hamamatsu Photonics KK	21,500	906,240
Hankyu Hanshin Holdings, Inc.	35,100	1,198,107
Hikari Tsushin, Inc.	3,200	487,687
Hirose Electric Co. Ltd.	3,687	427,321
Hitachi Construction Machinery Co. Ltd.	15,100	459,346
Hitachi Ltd.	135,300	8,397,400
Honda Motor Co. Ltd.	666,000	7,496,065
Hoshizaki Corp.	17,000	590,973
Hoya Corp.	51,100	5,240,280
Hulic Co. Ltd.	64,600	579,688
Ibiden Co. Ltd.	14,500	772,738
Idemitsu Kosan Co. Ltd.	31,383	721,994
Iida Group Holdings Co. Ltd.	20,700	344,423
Inpex Corp.	132,200	1,995,739
Isuzu Motors Ltd.	86,300	1,085,969
ITOCHU Corp.	170,200	6,156,994
Japan Airlines Co. Ltd.	24,500	476,753
Japan Exchange Group, Inc.	70,300	1,304,953
Japan Metropolitan Fund Invest	946	614,039
Japan Post Bank Co. Ltd.	198,600	1,728,979
Japan Post Holdings Co. Ltd.	321,700	2,577,862
Japan Post Insurance Co. Ltd.	33,100	558,275
Japan Real Estate Investment Corp.	196	764,641
Japan Tobacco, Inc.	170,400	3,922,484
JFE Holdings, Inc.	70,300	1,030,697
JSR Corp.	22,200	596,744
Kajima Corp.	55,600	905,397
Kansai Electric Power Co., Inc.	103,100	1,433,286
Kao Corp.	68,400	2,540,741
Kawasaki Kisen Kaisha Ltd.	19,900	679,668
KDDI Corp.	215,800	6,609,453
Keio Corp.	11,800	406,020
Keisei Electric Railway Co. Ltd.	20,800	720,985
Keyence Corp.	27,576	10,241,354
Kikkoman Corp.	17,700	929,060
Kintetsu Group Holdings Co. Ltd.	26,100	740,175
Kirin Holdings Co. Ltd.	114,100	1,598,041
Kobayashi Pharmaceutical Co. Ltd.	8,100	361,801
Kobe Bussan Co. Ltd.	24,000	563,062
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Koei Tecmo Holdings Co. Ltd.	22,360	$318,028
Koito Manufacturing Co. Ltd.	35,000	528,490
Komatsu Ltd.	130,800	3,538,707
Konami Group Corp.	13,100	691,379
Kose Corp.	5,400	392,244
Kubota Corp.	147,300	2,172,438
Kurita Water Industries Ltd.	14,700	512,887
Kyocera Corp.	44,500	2,259,244
Kyowa Kirin Co. Ltd.	40,200	700,487
Lasertec Corp.	10,300	1,603,861
Lixil Corp.	37,600	438,172
M3, Inc.	59,600	1,083,201
Makita Corp.	33,700	832,578
Marubeni Corp.	218,400	3,408,116
MatsukiyoCocokara & Co.	52,800	947,072
Mazda Motor Corp.	91,400	1,037,608
McDonald's Holdings Co. Japan Ltd.	14,200	542,572
MEIJI Holdings Co. Ltd.	33,736	838,885
MINEBEA MITSUMI, Inc.	49,200	803,813
MISUMI Group, Inc.	37,600	587,877
Mitsubishi Chemical Group Corp.	188,400	1,188,468
Mitsubishi Corp.	164,500	7,846,333
Mitsubishi Electric Corp.	271,200	3,355,519
Mitsubishi Estate Co. Ltd.	162,800	2,129,778
Mitsubishi HC Capital, Inc.	116,000	773,126
Mitsubishi Heavy Industries Ltd.	44,100	2,462,919
Mitsubishi UFJ Financial Group, Inc.	1,633,000	13,861,486
Mitsui & Co. Ltd.	189,300	6,869,472
Mitsui Chemicals, Inc.	21,100	547,408
Mitsui Fudosan Co. Ltd.	124,300	2,739,857
Mitsui OSK Lines Ltd.	51,400	1,413,638
Mizuho Financial Group, Inc.	345,082	5,867,595
MonotaRO Co. Ltd.	43,600	466,955
MS&AD Insurance Group Holdings, Inc.	59,554	2,189,837
Murata Manufacturing Co. Ltd.	246,300	4,506,051
NEC Corp.	33,200	1,835,286
Nexon Co. Ltd.	56,300	1,007,214
NGK Insulators Ltd.	38,100	505,314
NIDEC Corp.	57,900	2,685,391
Nintendo Co. Ltd.	149,800	6,245,008
Nippon Building Fund, Inc.	234	948,903
NIPPON EXPRESS HOLDINGS, Inc.	12,000	626,579
Nippon Paint Holdings Co. Ltd.	136,700	920,237
LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Prologis REIT, Inc.	349	$652,040
Nippon Sanso Holdings Corp.	27,700	657,096
Nippon Steel Corp.	122,322	2,868,968
Nippon Telegraph & Telephone Corp.	4,275,000	5,051,961
Nippon Yusen KK	66,000	1,716,247
Nissan Chemical Corp.	18,600	791,471
Nissan Motor Co. Ltd.	358,600	1,584,473
Nissin Foods Holdings Co. Ltd.	9,400	781,551
Nitori Holdings Co. Ltd.	12,000	1,341,809
Nitto Denko Corp.	22,000	1,443,897
Nomura Holdings, Inc.	429,800	1,723,054
Nomura Real Estate Holdings, Inc.	12,000	301,365
Nomura Real Estate Master Fund, Inc.	518	580,254
Nomura Research Institute Ltd.	51,807	1,349,603
NTT Data Group Corp.	97,900	1,313,173
Obayashi Corp.	93,200	821,051
Obic Co. Ltd.	10,500	1,593,901
Odakyu Electric Railway Co. Ltd.	44,800	669,872
Oji Holdings Corp.	132,300	556,857
Olympus Corp.	169,500	2,202,116
Omron Corp.	24,700	1,101,947
Ono Pharmaceutical Co. Ltd.	50,900	976,855
Open House Group Co. Ltd.	8,300	281,813
Oracle Corp.	5,900	438,236
Oriental Land Co. Ltd.	157,300	5,167,196
ORIX Corp.	168,600	3,151,096
Osaka Gas Co. Ltd.	47,000	774,317
Otsuka Corp.	16,300	690,656
Otsuka Holdings Co. Ltd.	54,100	1,923,403
Pan Pacific International Holdings Corp.	53,000	1,112,915
Panasonic Holdings Corp.	311,700	3,508,294
Persol Holdings Co. Ltd.	309,000	503,283
Rakuten Group, Inc.	213,800	877,147
Recruit Holdings Co. Ltd.	206,600	6,371,918
†Renesas Electronics Corp.	183,600	2,807,935
Resona Holdings, Inc.	296,500	1,643,408
Ricoh Co. Ltd.	68,000	587,219
Rohm Co. Ltd.	53,600	1,010,380
SBI Holdings, Inc.	39,170	825,128
SCSK Corp.	21,000	366,629
Secom Co. Ltd.	29,100	1,974,532
Seiko Epson Corp.	41,400	650,892
Sekisui Chemical Co. Ltd.	55,000	792,392
Sekisui House Ltd.	89,400	1,780,941
Seven & i Holdings Co. Ltd.	107,600	4,215,725
SG Holdings Co. Ltd.	46,200	592,030
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Sharp Corp.	34,200	$213,292
Shimadzu Corp.	31,600	839,904
Shimano, Inc.	11,200	1,511,295
Shimizu Corp.	90,100	626,733
Shin-Etsu Chemical Co. Ltd.	260,500	7,570,607
Shionogi & Co. Ltd.	36,000	1,610,653
Shiseido Co. Ltd.	56,400	1,981,397
Shizuoka Financial Group, Inc.	78,300	638,702
SMC Corp.	8,200	3,675,294
SoftBank Corp.	410,200	4,640,278
SoftBank Group Corp.	148,400	6,290,913
Sompo Holdings, Inc.	43,275	1,862,875
Sony Group Corp.	180,300	14,767,612
Square Enix Holdings Co. Ltd.	14,400	493,844
Subaru Corp.	88,000	1,711,242
SUMCO Corp.	42,500	554,286
Sumitomo Chemical Co. Ltd.	169,600	461,906
Sumitomo Corp.	158,800	3,170,899
Sumitomo Electric Industries Ltd.	110,300	1,329,667
Sumitomo Metal Mining Co. Ltd.	38,200	1,124,477
Sumitomo Mitsui Financial Group, Inc.	181,700	8,933,016
Sumitomo Mitsui Trust Holdings, Inc.	45,646	1,719,972
Sumitomo Realty & Development Co. Ltd.	37,300	969,940
Suntory Beverage & Food Ltd.	20,800	633,298
Suzuki Motor Corp.	51,100	2,057,131
Sysmex Corp.	22,400	1,069,186
T&D Holdings, Inc.	65,700	1,085,035
Taisei Corp.	27,300	961,090
Takeda Pharmaceutical Co. Ltd.	228,175	7,086,190
TDK Corp.	54,000	2,002,596
Terumo Corp.	97,000	2,572,343
TIS, Inc.	33,800	744,803
Tobu Railway Co. Ltd.	27,000	694,151
Toho Co. Ltd.	17,600	600,878
Tokio Marine Holdings, Inc.	253,000	5,866,200
†Tokyo Electric Power Co. Holdings, Inc.	222,100	993,981
Tokyo Electron Ltd.	67,400	9,218,790
Tokyo Gas Co. Ltd.	56,000	1,270,717
Tokyu Corp.	73,700	850,233
TOPPAN, Inc.	39,300	940,160
Toray Industries, Inc.	206,100	1,072,978
†Toshiba Corp.	12,400	381,941
LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tosoh Corp.	41,800	$536,486
TOTO Ltd.	17,000	439,447
Toyota Industries Corp.	19,700	1,552,245
Toyota Motor Corp.	1,516,600	27,172,755
Toyota Tsusho Corp.	31,600	1,859,756
Trend Micro, Inc.	17,600	667,537
Unicharm Corp.	56,500	2,000,412
USS Co. Ltd.	32,100	531,098
Welcia Holdings Co. Ltd.	11,900	205,726
West Japan Railway Co.	32,900	1,361,660
Yakult Honsha Co. Ltd.	39,200	952,982
Yamaha Corp.	18,700	511,297
Yamaha Motor Co. Ltd.	46,500	1,223,177
Yamato Holdings Co. Ltd.	43,900	715,314
Yaskawa Electric Corp.	36,900	1,332,143
Yokogawa Electric Corp.	34,900	674,576
Z Holdings Corp.	393,600	1,094,358
Zensho Holdings Co. Ltd.	13,300	578,315
ZOZO, Inc.	18,100	332,168
		485,163,637
Jordan–0.03%
Hikma Pharmaceuticals PLC	22,317	568,541
		568,541
Luxembourg–0.13%
ArcelorMittal SA	71,808	1,804,975
Eurofins Scientific SE	17,711	1,001,785
		2,806,760
Netherlands–4.33%
ABN AMRO Bank NV GDR	51,049	725,378
†Adyen NV	3,049	2,274,863
Aegon NV	232,746	1,127,496
Akzo Nobel NV	25,313	1,832,673
†Argenx SE	7,821	3,808,588
ASM International NV	6,595	2,771,594
ASML Holding NV	57,653	34,079,180
ASR Nederland NV	22,860	858,473
BE Semiconductor Industries NV	11,025	1,084,025
Euronext NV	12,539	874,953
EXOR NV	15,510	1,376,444
Ferrovial SE	73,431	2,249,084
Heineken Holding NV	18,536	1,399,239
Heineken NV	41,188	3,634,351
IMCD NV	7,491	950,383
ING Groep NV	510,329	6,771,294
JDE Peet's NV	18,125	506,277
Koninklijke Ahold Delhaize NV	140,699	4,242,465
Koninklijke KPN NV	443,643	1,462,941
Koninklijke Philips NV	130,198	2,610,705
NN Group NV	34,521	1,110,979
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
†OCI NV	11,192	$312,266
†Prosus NV	218,611	6,453,052
†QIAGEN NV	31,208	1,262,706
Randstad NV	15,180	840,650
Stellantis NV	130,219	2,507,044
Universal Music Group NV	118,151	3,089,152
Wolters Kluwer NV	36,805	4,461,271
		94,677,526
New Zealand–0.27%
Auckland International Airport Ltd.	181,861	862,177
EBOS Group Ltd.	25,206	516,667
Fisher & Paykel Healthcare Corp. Ltd.	90,444	1,169,800
Mercury NZ Ltd.	99,317	363,107
Meridian Energy Ltd.	215,240	663,081
Spark New Zealand Ltd.	273,813	789,368
†Xero Ltd.	20,695	1,495,977
		5,860,177
Norway–0.70%
†Adevinta ASA	48,699	482,135
Aker BP ASA	49,283	1,363,770
DNB Bank ASA	130,497	2,630,277
Equinor ASA	128,844	4,229,695
Gjensidige Forsikring ASA	32,261	475,019
Kongsberg Gruppen ASA	12,879	531,214
Mowi ASA	60,866	1,078,576
Norsk Hydro ASA	194,005	1,218,805
Orkla ASA	100,554	751,853
Salmar ASA	10,141	515,172
Telenor ASA	101,648	1,154,589
Yara International ASA	25,524	967,114
		15,398,219
Portugal–0.21%
EDP - Energias de Portugal SA	434,335	1,807,414
EDP Renovaveis SA	43,932	720,627
Galp Energia SGPS SA	77,597	1,151,834
Jeronimo Martins SGPS SA	44,236	994,298
		4,674,173
Singapore–1.31%
CapitaLand Ascendas REIT	515,065	1,036,159
CapitaLand Integrated Commercial Trust	713,522	965,630
CapitaLand Investment Ltd.	420,028	952,514
City Developments Ltd.	71,400	345,248
DBS Group Holdings Ltd.	260,048	6,399,425
Genting Singapore Ltd.	779,000	481,532
†Grab Holdings Ltd. Class A	269,400	953,676
LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Jardine Cycle & Carriage Ltd.	15,900	$371,388
Keppel Corp. Ltd.	190,715	948,692
Mapletree Logistics Trust	470,074	577,706
Mapletree Pan Asia Commercial Trust	425,700	445,319
Oversea-Chinese Banking Corp. Ltd.	483,640	4,532,135
†Seatrium Ltd.	5,904,073	578,746
Sembcorp Industries Ltd.	127,800	475,861
Singapore Airlines Ltd.	203,050	959,549
Singapore Exchange Ltd.	130,100	927,926
Singapore Technologies Engineering Ltd.	235,300	673,023
Singapore Telecommunications Ltd.	1,154,900	2,044,519
United Overseas Bank Ltd.	182,385	3,802,467
UOL Group Ltd.	59,451	279,207
Wilmar International Ltd.	315,600	861,147
		28,611,869
Spain–2.45%
Acciona SA	4,250	542,343
ACS Actividades de Construccion y Servicios SA	30,212	1,088,252
Aena SME SA	10,144	1,529,349
Amadeus IT Group SA	63,024	3,816,688
Banco Bilbao Vizcaya Argentaria SA	865,431	7,054,473
Banco Santander SA	2,325,500	8,896,571
CaixaBank SA	595,017	2,381,704
†Cellnex Telecom SA	80,126	2,792,995
Corp. ACCIONA Energias Renovables SA	10,575	272,802
Enagas SA	38,549	639,053
Endesa SA	41,080	837,149
†Grifols SA	36,493	474,368
Iberdrola SA	862,154	9,657,474
Industria de Diseno Textil SA	156,115	5,824,706
Naturgy Energy Group SA	18,177	495,046
Redeia Corp. SA	59,962	944,266
Repsol SA	194,695	3,204,949
Telefonica SA	736,525	3,011,977
		53,464,165
Sweden–2.81%
Alfa Laval AB	38,854	1,336,439
Assa Abloy AB Class B	141,820	3,091,975
Atlas Copco AB Class A	383,612	5,170,162
Atlas Copco AB Class B	219,034	2,570,137
Beijer Ref AB	48,567	513,428
Boliden AB	42,518	1,223,717
Epiroc AB Class A	95,734	1,822,578
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Epiroc AB Class B	56,651	$908,444
EQT AB	54,615	1,084,247
Essity AB Class B	88,468	1,910,165
Evolution AB	25,941	2,626,973
†Fastighets AB Balder Class B	76,708	346,134
Getinge AB Class B	30,400	536,182
H & M Hennes & Mauritz AB Class B	94,787	1,348,727
Hexagon AB Class B	299,397	2,558,928
Holmen AB Class B	16,153	629,529
Husqvarna AB Class B	66,591	510,394
Industrivarden AB Class A	15,792	417,437
Industrivarden AB Class C	22,370	590,907
Indutrade AB	37,202	690,203
Investment AB Latour Class B	26,018	459,013
Investor AB Class B	249,596	4,792,916
L E Lundbergforetagen AB Class B	13,266	554,898
Lifco AB Class B	29,670	521,270
Nibe Industrier AB Class B	220,153	1,446,791
Saab AB Class B	11,548	588,522
Sagax AB Class B	28,074	535,756
Sandvik AB	150,817	2,782,899
Securitas AB Class B	77,507	614,775
Skandinaviska Enskilda Banken AB Class A	223,126	2,668,187
Skanska AB Class B	49,422	814,234
SKF AB Class B	43,476	724,829
Svenska Cellulosa AB SCA Class B	93,543	1,283,850
Svenska Handelsbanken AB Class A	201,875	1,802,648
Swedbank AB Class A	126,447	2,329,748
†Swedish Orphan Biovitrum AB	28,289	578,439
Tele2 AB Class B	85,945	658,262
Telefonaktiebolaget LM Ericsson Class B	432,496	2,111,108
Telia Co. AB	390,908	807,538
Volvo AB Class A	29,089	605,447
Volvo AB Class B	214,799	4,435,351
†Volvo Car AB Class B	102,602	417,337
		61,420,524
Switzerland–10.40%
ABB Ltd.	226,118	8,102,551
Adecco Group AG	20,767	856,680
Alcon, Inc.	71,487	5,540,272
Bachem Holding AG Class B	5,400	401,158
Baloise Holding AG	5,969	866,641
Banque Cantonale Vaudoise	4,837	507,559
LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Barry Callebaut AG	526	$837,830
BKW AG	3,392	598,468
Chocoladefabriken Lindt & Spruengli AG	151	3,257,825
Cie Financiere Richemont SA Class A	74,652	9,134,237
Clariant AG	37,917	600,641
Coca-Cola HBC AG	31,762	871,551
DSM-Firmenich AG	26,596	2,253,145
†Dufry AG	14,219	542,290
EMS-Chemie Holding AG	926	630,249
Geberit AG	5,055	2,534,817
Givaudan SA	1,318	4,311,020
Glencore PLC	1,539,185	8,824,532
Helvetia Holding AG	5,353	750,888
Holcim AG	74,539	4,786,587
Julius Baer Group Ltd.	31,289	2,011,985
Kuehne & Nagel International AG	7,600	2,167,040
Logitech International SA	23,715	1,639,466
Lonza Group AG	10,699	4,974,594
Nestle SA	381,841	43,275,452
Novartis AG	293,135	30,061,269
Partners Group Holding AG	3,208	3,625,581
Roche Holding AG	105,091	28,849,636
Schindler Holding AG	9,792	1,933,924
SGS SA	21,616	1,818,828
†Siemens Energy AG	74,922	980,636
SIG Group AG	42,675	1,055,511
Sika AG	20,911	5,325,126
Sonova Holding AG	7,273	1,729,756
STMicroelectronics NV	97,716	4,234,171
Straumann Holding AG	16,413	2,101,495
Swatch Group AG	11,235	1,445,627
Swiss Life Holding AG	4,349	2,715,779
Swiss Prime Site AG	11,752	1,077,818
Swiss Re AG	43,052	4,436,188
Swisscom AG	3,636	2,161,699
Temenos AG	8,110	570,761
UBS Group AG	470,363	11,659,514
VAT Group AG	3,998	1,436,983
Zurich Insurance Group AG	21,518	9,875,689
		227,373,469
Thailand–0.10%
†Sea Ltd. ADR	51,500	2,263,425
		2,263,425
United Kingdom–13.85%
3i Group PLC	137,406	3,475,365
abrdn PLC	308,090	585,465
Admiral Group PLC	30,610	887,744
Anglo American PLC	182,229	5,037,058
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Ashtead Group PLC	62,310	$3,802,742
Associated British Foods PLC	52,377	1,321,559
AstraZeneca PLC	221,651	30,023,846
Auto Trader Group PLC	129,794	978,042
Aviva PLC	412,962	1,964,026
BAE Systems PLC	442,609	5,388,391
Barclays PLC	2,260,832	4,384,266
Barratt Developments PLC	146,631	789,148
Berkeley Group Holdings PLC	13,538	678,382
BP PLC	2,510,571	16,277,566
British American Tobacco PLC	303,835	9,553,172
BT Group PLC	941,664	1,340,795
Bunzl PLC	45,743	1,633,031
Burberry Group PLC	53,120	1,236,931
Centrica PLC	819,977	1,545,201
Coca-Cola Europacific Partners PLC	32,160	2,016,269
Compass Group PLC	252,247	6,155,331
Croda International PLC	20,287	1,216,569
Diageo PLC	319,686	11,834,083
Endeavour Mining PLC	26,771	518,040
Experian PLC	131,432	4,315,292
GSK PLC	587,429	10,693,493
Haleon PLC	792,392	3,295,329
Halma PLC	50,556	1,195,732
Hargreaves Lansdown PLC	58,970	556,312
HSBC Holdings PLC (London Shares)	2,839,730	22,344,201
Imperial Brands PLC	126,566	2,574,234
Informa PLC	192,235	1,760,033
InterContinental Hotels Group PLC	23,577	1,747,265
Intertek Group PLC	23,929	1,200,530
J Sainsbury PLC	209,264	645,457
JD Sports Fashion PLC	339,910	620,842
Johnson Matthey PLC	26,183	520,079
Kingfisher PLC	284,759	775,821
Land Securities Group PLC	110,952	798,427
Legal & General Group PLC	839,847	2,279,951
Lloyds Banking Group PLC	9,210,180	4,986,008
London Stock Exchange Group PLC	60,919	6,120,107
M&G PLC	290,077	698,290
Melrose Industries PLC	193,277	1,106,455
Mondi PLC	75,254	1,260,194
National Grid PLC	526,569	6,296,175
NatWest Group PLC	826,938	2,378,088
Next PLC	17,259	1,536,370
†Ocado Group PLC	86,932	636,819
Pearson PLC	102,796	1,089,159
LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Persimmon PLC	45,540	$598,695
Phoenix Group Holdings PLC	101,089	594,739
Reckitt Benckiser Group PLC	103,037	7,283,952
RELX PLC	268,847	9,102,561
Rentokil Initial PLC	354,665	2,640,499
Rio Tinto PLC	162,363	10,249,647
†Rolls-Royce Holdings PLC	1,169,585	3,152,266
Sage Group PLC	138,876	1,675,787
Schroders PLC	117,517	583,853
Segro PLC	167,286	1,468,336
Severn Trent PLC	37,424	1,079,883
Shell PLC	958,802	30,485,881
Smith & Nephew PLC	118,153	1,474,741
Smiths Group PLC	45,532	899,690
Spirax-Sarco Engineering PLC	9,806	1,139,719
SSE PLC	153,463	3,014,567
St. James's Place PLC	80,309	815,431
Standard Chartered PLC	334,215	3,090,940
Taylor Wimpey PLC	464,357	664,577
Tesco PLC	1,032,410	3,327,978
Unilever PLC	358,759	17,780,261
United Utilities Group PLC	96,652	1,118,166
Vodafone Group PLC	3,308,604	3,101,091
Whitbread PLC	29,619	1,251,825
†Wise PLC Class A	88,658	741,625
WPP PLC	148,207	1,325,464
		302,735,859
United States–0.18%
†Monday.com Ltd.	2,800	445,816
Stellantis NV	185,991	3,579,223
		4,025,039
Total Common Stock (Cost $1,348,322,622)		2,104,839,464
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK–0.07%
Germany–0.07%
†Dr Ing hc F Porsche AG	15,490	$1,457,536
Total Convertible Preferred Stock (Cost $1,305,327)		1,457,536
PREFERRED STOCKS–0.38%
Germany–0.38%
Bayerische Motoren Werke AG 9.70%	8,815	822,926
Henkel AG & Co. KGaA 2.75%	24,267	1,730,773
Porsche Automobil Holding SE 5.50%	22,056	1,087,818
Sartorius AG 0.45%	3,779	1,285,703
Volkswagen AG 25.58%	29,736	3,424,898
Total Preferred Stocks (Cost $7,653,351)		8,352,118

MONEY MARKET FUND–2.43%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.29%)	53,119,221	53,119,221
Total Money Market Fund (Cost $53,119,221)		53,119,221

TOTAL INVESTMENTS–99.17% (Cost $1,410,400,521)	2,167,768,339
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.83%	18,161,035
NET ASSETS APPLICABLE TO 224,009,352 SHARES OUTSTANDING–100.00%	$2,185,929,374

ΔSecurities have been classified by country of origin.
†Non-income producing.
LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
679	E-mini MSCI EAFE Index	$69,308,925	$71,037,200	12/15/23	$—	$(1,728,275)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$154,372,339	$—	$—	$154,372,339
Austria	4,114,286	—	—	4,114,286
Belgium	17,200,424	—	—	17,200,424
Chile	971,020	—	—	971,020
China	508,728	—	—	508,728
Denmark	65,815,858	—	—	65,815,858
Faeroe Islands	3,092,173	—	—	3,092,173
Finland	23,742,623	—	—	23,742,623
France	246,287,888	—	—	246,287,888
Germany	162,896,125	—	—	162,896,125
Hong Kong	53,047,488	—	—	53,047,488
Ireland	19,393,097	—	—	19,393,097
Isle Of Man	1,039,606	—	—	1,039,606
Israel	4,240,640	10,044,901	—	14,285,541
Italy	49,028,885	—	—	49,028,885
Japan	485,163,637	—	—	485,163,637
Jordan	568,541	—	—	568,541
Luxembourg	2,806,760	—	—	2,806,760
Netherlands	94,677,526	—	—	94,677,526
New Zealand	5,860,177	—	—	5,860,177
Norway	15,398,219	—	—	15,398,219
Portugal	4,674,173	—	—	4,674,173
Singapore	28,611,869	—	—	28,611,869
Spain	53,464,165	—	—	53,464,165
Sweden	61,420,524	—	—	61,420,524
Switzerland	227,373,469	—	—	227,373,469
Thailand	2,263,425	—	—	2,263,425
United Kingdom	302,735,859	—	—	302,735,859
United States	4,025,039	—	—	4,025,039
Convertible Preferred Stock	1,457,536	—	—	1,457,536
Preferred Stocks	8,352,118	—	—	8,352,118
Money Market Fund	53,119,221	—	—	53,119,221
Total Investments	$2,157,723,438	$10,044,901	$—	$2,167,768,339
Derivatives:

Liabilities:
Futures Contract	$(1,728,275)	$—	$—	$(1,728,275)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA International Index Fund–13